Document and Entity Information	Feb. 27, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 27, 2024
Entity Registrant Name	NERDY INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39595
Entity Tax Identification Number	98-1499860
Entity Address Address Line 1	8001 Forsyth Blvd.
Entity Address Address Line 2	Suite 1050
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63105
City Area Code	314
Local Phone Number	412-1227
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	NRDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819404
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	101 S. Hanley Rd.
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63105